ACQUISITIONS (Details) € in Millions, $ in Millions		1 Months Ended
	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)	Feb. 28, 2020 EUR (€)	Jan. 01, 2022 USD ($)
ACQUISITIONS
Business combination contingent consideration liability						$ 7.6
Smartrac Transponder Division
ACQUISITIONS
Purchase consideration				$ 255.0	€ 232
ACPO Limited
ACQUISITIONS
Purchase consideration			$ 88.0
Vestcom
ACQUISITIONS
Purchase consideration	$ 1,470.0
ZippyYum And Jdc
ACQUISITIONS
Purchase consideration		$ 43.0
Business combination contingent consideration maximum amount		13.0
Business combination contingent consideration liability		$ 12.0